Janus Henderson High-Yield Fund Investment Objectives and Goals - Class A C S I N R T Shares [Member] - Janus Henderson High-Yield Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson High-Yield Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Janus Henderson High-Yield Fund seeks to obtain high current income.
Objective, Secondary [Text Block]	Capital appreciation is a secondary investment objective when consistent with its primary investment objective.